UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	81109497

Dividend Growth Trust
(Exact name of registrant as specified in charter)

Dividend Growth Advisors 58 Riverwalk Blvd., Building 2, Suite A Ridgeland, SC 29936
(Address of principal executive offices) (Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
December 31, 2006
(Unaudited)

Common Stocks - 95.29%	Shares	Value

Aircraft Engines & Engine Parts - 2.49%
United Technologies Corp.	21,600	$1,350,432

Accident & Health Insurance - 1.52%
AFLAC, Inc.	18,000	828,000

Beverages - 2.14%
PepsiCo, Inc.	18,600	1,163,430

Bituminous Coal & Lignite Surface Mining - 3.42%
Natural Resource Partners, LP	32,000	1,854,400

Computer & Office Equipment - 0.98%
International Business Machines Corp.	5,500	534,325

Construction Machinery & Equipment - 3.28%
Caterpillar, Inc.	29,000	1,778,570

Crude Petroleum & Natural Gas - 2.77%
Enterprise Products Partners, LP	51,800	1,501,164

Electromedical & Electrotherapeutic - 2.66%
Medtronic, Inc.	27,000	1,444,770

Electronic & Other Electrical Equipment - 3.75%
General Electric Co.	54,700	2,035,387

Fats & Oils - 3.26%
Archer-Daniels-Midland Co.	55,300	1,767,388

Fire, Marine & Casualty Insurance - 3.57%
Allstate Corp.	11,800	768,298
American International Group, Inc.	16,300	1,168,058
		1,936,356

Food - Miscellaneous/Diversified - 2.87%
Nestle SA (a)	17,600	1,560,743

In Vitro & In Vivo Diagnostic Substances - 0.86%
Meridian Bioscience, Inc.	19,000	466,070

Industrial Inorganic Chemicals - 2.63%
Praxair, Inc.	24,100	1,429,853

Industrial Instruments for Measurement, Display, and Control - 3.54%
Roper Industries, Inc.	38,300	1,924,192

Investment Advice - 4.68%
Eaton Vance Corp.	49,200	1,624,092
Nuveen Investments, Inc. - Class A	17,700	918,276
		2,542,368

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.51%
V F Corp.	10,000	820,800

Motors & Generators - 0.98%
Franklin Electric Co., Inc.	10,376	533,223

National Commercial Banks - 10.44%
Bank of America Corp.	33,000	1,761,870
BB&T Corp.	16,000	702,880
Citigroup, Inc.	30,100	1,676,570
Synovus Financial Corp.	14,000	431,620
U.S. Bancorp	30,200	1,092,938
		5,665,878
Natural Gas Transmission - 1.28%
Williams Partners L.P.	18,000	696,600

*See accompanying notes which are an integral part of these financial statements.

Rising Dividend Growth Fund
Schedule of Investments - continued
December 31, 2006
(Unaudited)

Common Stocks - 95.29% - continued	Shares	Value

Personal Credit Institutions - 1.35%
SLM Corp.	15,000	$731,550

Pharmaceutical Preparations - 3.97%%
Johnson & Johnson	14,400	950,688
Pfizer, Inc.	46,500	1,204,350
		2,155,038

Pipe Lines (No Natural Gas) - 11.39%
Enbridge Energy Partners, LP	28,000	1,382,920
Magellan Midstream Partners, LP	28,000	1,080,800
Plains All American Pipeline, LP	23,000	1,177,600
Sunoco Logistics Partners, LP	30,400	1,537,024
Valero, LP (b)	18,000	1,003,860
		6,182,204

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.12%
Albermarle Corp.	16,000	1,148,800

Railroads, Line-Haul Operating - 2.44%
Canadian National Railway Co.	30,800	1,325,324

Retail - Eating Places - 3.36%
McDonald's Corp.	41,200	1,826,396

Semiconductors & Related Devices - 0.99%
Linear Techonology Corp.	17,700	536,664

Services - Computer Processing & Data Preparation - 2.77%
Automatic Data Processing, Inc.	30,500	1,502,125

Services - Engineering, Accounting, Research, Management - 1.60%
Paychex, Inc.	22,000	869,880

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.37%
Procter & Gamble Co.	20,000	1,285,400

State Commercial Banks - 2.72%
State Street Corp.	21,900	1,476,936

Surgical & Medical Instruments & Apparatus - 1.58%
Arrow International, Inc.	24,200	856,196

TOTAL COMMON STOCKS (Cost $43,988,445)		51,730,462

Money Market Securities - 6.12%
Fidelity Money Market Portfolio - Investment Shares, 5.23% (c)	1,366,832	1,366,832
Huntington Money Market Fund - Investment Shares, 4.41% (c)	1,957,506	1,957,506

TOTAL MONEY MARKET SECURITIES (Cost $3,324,338)		3,324,338

TOTAL INVESTMENTS (Cost $47,312,783) - 101.41%		$ 55,054,800

Liabilities in excess of cash and other assets - (1.41)%		(765,016)

TOTAL NET ASSETS - 100.00%		$ 54,289,784

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2006.

Tax Related
Unrealized appreciation	$7,772,182
Unrealized depreciation	(30,165)
Net unrealized appreciation	$7,742,017

Aggregate cost of securities for income tax purposes	$47,312,783

*See accompanying notes which are an integral part of these finanical statements.

Dividend Growth Trust

Related Notes to the Schedule of Investments

December 31, 2006 (Unaudited)

Security Valuation

The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

Security Transactions and Related Income

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

Item 2. Controls and Procedures.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Dividend Growth Trust

By	/s/ C. Troy Shaver, Jr.
C. Troy Shaver, Jr., President

Date	02/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	* /s/ C. Troy Shaver, Jr.
C. Troy Shaver, Jr., President

Date	02/27/07

By	*/s/ Jere Estes
Jere Estes, Treasurer

Date	02/27/07